COMMITMENTS AND CONTINGENCIES - Other grants (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Grants from California Energy Commission
Other Grants [Line Items]
Payments received from grants	$ 0	$ 1,450,000	$ 210,000
Grants from Washington State Department of Transportation
Other Grants [Line Items]
Payments received from grants	0	0	414,810
Other incentives
Other Grants [Line Items]
Payments received from grants	$ 0	$ 685,000	$ 300,000